STOCK-BASED COMPENSATION - Stock Option Activity (Details) - Stock Options - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Weighted-Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 94	$ 97	$ 97
Option granted (in dollars per share)	140
Options exercised (in dollars per share)	91	98	97
Options canceled/expired (in dollars per share)	86	100	95
Outstanding, ending balance (in dollars per share)	137	94	97
Exercisable at end of period (in dollars per share)	$ 103	$ 94	$ 97
Number of Shares under Option
Outstanding, beginning balance (in shares)	479,774	1,750,949	5,622,951
Options granted (in shares)	1,500,000
Options exercised (in shares)	(361,088)	(1,214,109)	(3,740,252)
Options canceled/expired (in shares)	(4,763)	(57,066)	(131,750)
Outstanding, ending balance (in shares)	1,613,923	479,774	1,750,949
Exercisable at end of period (in shares)	113,923	479,774	1,750,949
Granted in 2016
Stock options
Vesting period	3 years
Contractual term	10 years
Total compensation cost to be recognized for stock options	$ 12